SCHEDULE OF BASIC AND DILUTED NET INCOME (LOSS) PER COMMON SHARE (Details) - USD ($)	3 Months Ended					9 Months Ended		12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Nov. 30, 2023	Dec. 31, 2022	Nov. 30, 2022
Allocation of net income	$ (537,143)	$ (403,641)	$ (156,131)	$ (62,935)	$ 171,849	$ (2,277,303)	$ (47,217)	$ (1,650,561)	$ 548,873	$ (941,162)	$ 113,541
Basic weighted average shares outstanding								10,000		10,000
Diluted weighted average shares outstanding								10,000		10,000
Basic net income per share of common stock								$ (165.44)		$ (94.60)
Diluted net income per share of common stock								$ (165.44)		$ (94.60)
Common Class A [Member]
Allocation of net income									$ 388,396		$ 88,130
Basic weighted average shares outstanding									5,218,670		7,478,425
Diluted weighted average shares outstanding									5,218,670		7,478,425
Basic net income per share of common stock									$ 0.07		$ 0.01
Diluted net income per share of common stock									$ 0.07		$ 0.01
Common Class B [Member]
Allocation of net income									$ 160,477		$ 25,357
Basic weighted average shares outstanding									2,156,250		2,156,250
Diluted weighted average shares outstanding									2,156,250		2,156,250
Basic net income per share of common stock									$ 0.07		$ 0.01
Diluted net income per share of common stock									$ 0.07		$ 0.01